(28) FINANCE INCOME (COSTS) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance Income
Income from financial investments	R$ 457,255	R$ 667,429	R$ 472,745
Late payment interest and fines	265,455	246,045	215,923
Adjustment for inflation of tax credits	19,623	32,371	57,580
Adjustment for inflation of escrow deposits	49,502	35,228	84,683
Adjustment for inflation and exchange rate changes	60,999	147,849	121,609
Discount on purchase of ICMS credit	16,386	16,198	13,027
Adjustments to the sector financial asset (note 8)		32,747	162,786
PIS and COFINS on other finance income	(48,322)	(63,223)	(52,849)
PIS and COFINS on interest on capital	(27,798)	(2,324)	(6,941)
Other	87,214	88,182	74,685
Total	880,314	1,200,503	1,143,247
Finance expenses
Interest on debts	(1,661,060)	(1,811,263)	(1,725,252)
Adjustment for inflation and exchange rate changes	(540,053)	(703,128)	(686,575)
Capitalized interest	50,543	68,082	45,568
Adjustments to the sector financial liability (note 8)	(82,333)	(25,079)	(1,573)
Use of public asset	(8,048)	(14,950)	(16,028)
Others	(126,917)	(167,638)	(167,250)
Total	(2,367,868)	(2,653,978)	(2,551,110)
Finance expenses, net	R$ (1,487,554)	R$ (1,453,474)	R$ (1,407,863)